Derivative instruments - Impact of commodity derivatives on earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative instruments
(Loss) gain on derivatives - commodity derivatives	$ (25,324)	$ (32,389)	$ 13,006
Net cash (payments on) receipts from derivatives	(42,437)	(25,219)	11,913
Crude oil derivatives
Derivative instruments
(Loss) gain on derivatives - commodity derivatives	(14,985)	(24,885)	11,604
Net cash (payments on) receipts from derivatives	(23,695)	(19,034)	10,180
Natural gas derivatives
Derivative instruments
(Loss) gain on derivatives - commodity derivatives	(10,339)	(7,504)	1,402
Net cash (payments on) receipts from derivatives	$ (18,742)	$ (6,185)	$ 1,733